Cash and cash equivalents (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Cash and cash equivalents
Money market funds	$ 845,573	$ 669,147
Term accounts	210,000	54,116
Cash and bank balances	54,994	77,477
Total cash and cash equivalents	$ 1,110,567	$ 800,740	$ 1,367,288	$ 1,334,676